Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue, External		$ 6.8
Disposal Group, Including Discontinued Operation, Revenue, Related Party		10.5
Operating revenues		17.3
Operating expenses		15.7
Disposal Group, Including Discontinued Operation, Total		15.7
Income before income taxes		1.6
Income tax expense		0.6
Net income	0	1.0
Net income including non-controlling interest	$ 0	$ 1.0
Gulf Coast Fractionators [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity Method Investment, Ownership Percentage	38.75%	38.75%